[USAA EAGLE LOGO (R)]
USAA VALUE FUND
Fund Shares, Institutional Shares, and Adviser Shares
SUPPLEMENT DATED APRIL 1, 2016
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA Value Fund (the Fund). Please review this important information carefully.

Effective March 31, 2016, Timothy J. Culler retired as portfolio manager from Barrow, Hanley, Mewhinney & Strass, LLC and, therefore, all references to Mr. Culler in the Fund’s prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

98506-0316